Benefit Plans (Summary of ESOP Shares) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Benefit Plans [Abstract]
Unearned shares	127,380	134,271
Shares committed to be released	4,110	4,110
Shares released	31,512	26,032
Total shares	163,002	164,413
Fair value of unearned shares	$ 1,093	$ 1,074